Taxation - Summary of Movements in Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Movement in deferred tax assets and liabilities [line items]
Deferred tax asset/(liability) at beginning of period		¥ (4,871)	¥ (7,768)
(Charged)/credited to net profit		4,412	538
(Charged)/credited to other comprehensive income
- Available-for-sale securities		1,673	3,759
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders		8	(1,401)
- Others		35	1
Deferred tax asset/(liability) at end of period		1,257	(4,871)
Insurance [member]
Movement in deferred tax assets and liabilities [line items]
Deferred tax asset/(liability) at beginning of period	[1]	(6,737)	(6,408)
(Charged)/credited to net profit	[1]	1,421	1,072
(Charged)/credited to other comprehensive income
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[1]	8	(1,401)
Deferred tax asset/(liability) at end of period	[1]	(5,308)	(6,737)
Investments [member]
Movement in deferred tax assets and liabilities [line items]
Deferred tax asset/(liability) at beginning of period	[2]	(494)	(2,975)
(Charged)/credited to net profit	[2]	2,713	(1,279)
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[2]	1,673	3,759
- Others	[2]	35	1
Deferred tax asset/(liability) at end of period	[2]	3,927	(494)
Others [member]
Movement in deferred tax assets and liabilities [line items]
Deferred tax asset/(liability) at beginning of period	[3]	2,360	1,615
(Charged)/credited to net profit	[3]	278	745
(Charged)/credited to other comprehensive income
Deferred tax asset/(liability) at end of period	[3]	¥ 2,638	¥ 2,360

[1]	The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.
[2]	The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale securities, securities at fair value through profit or loss, and others.
[3]	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.